Taxation - Summary of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 1,113	€ 1,049
Deferred tax liabilities	(3,995)	(4,375)
Total	(2,882)	(3,326)	€ (3,065)
Of which deferred tax to be recovered/(settled) after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	756	700
Deferred tax liabilities	(4,199)	(4,492)
Total	(3,443)	(3,792)
Pensions and similar obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	199	195
Deferred tax liabilities	(713)	(808)
Total	(514)	(613)	(654)
Provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	503	489
Deferred tax liabilities	302	252
Total	805	741	726
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	51	105
Deferred tax liabilities	(3,748)	(3,953)
Total	(3,697)	(3,848)	(3,448)
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(18)	(93)
Deferred tax liabilities	(554)	(607)
Total	(572)	(700)	(600)
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	201	188
Deferred tax liabilities	33	43
Total	234	231	172
Fair value gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1)	1
Deferred tax liabilities	(39)	(43)
Total	(40)	(42)	(60)
Fair value losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	0
Deferred tax liabilities	23	36
Total	23	36	2
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	84	51
Deferred tax liabilities	162	143
Total	246	194	€ 166
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	94	102
Deferred tax liabilities	95	135
Total	189	237
Right of use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(92)	(92)
Deferred tax liabilities	(74)	(109)
Total	(166)	(201)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	92	103
Deferred tax liabilities	518	536
Total	€ 610	€ 639